Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 24,205
Discount on marketable securities, net		(217)	$ (358)	$ (561)
Proceeds from maturity of marketable securities		(16,175)	(8,575)	$ (15,100)
Balance	[1]	$ 13,774	$ 24,205

[1]	Including accrued interest in the amount of US$ 173 thousand and US$ 77 thousand as of December 31, 2016 and 2017 respectively. The accrued interest is presented as part of other account receivable on the balance sheet.